Events after the Reporting Date (Narrative) (Details) - CAD ($)		1 Months Ended			12 Months Ended
	Jul. 15, 2020	May 20, 2020	Oct. 19, 2017	Feb. 24, 2017	Dec. 31, 2018	Dec. 31, 2017
Disclosure of non-adjusting events after reporting period [line items]
Number of shares issued			2,815,881	2,532,100
Equity issuance price per share			$ 0.41	$ 2
Gross proceeds from private placement			$ 1,154,511	$ 3,165,264	$ 2,563,919	$ 4,320,497
Events After Reporting Period [Member] | Canada Emergency Business Account [Member]
Disclosure of non-adjusting events after reporting period [line items]
Amount of loan		$ 40,000
Amount of forgiveness of loan if repaid before maturity		10,000
Amount specified for repayment before maturity		$ 30,000
Extended term of borrowing if not repaid before maturity		3 years
Interest rate per annum if loan not repaid before maturity		5.00%
Events After Reporting Period [Member] | Private Placement [Member]
Disclosure of non-adjusting events after reporting period [line items]
Number of shares issued	3,649,110
Equity issuance price per share	$ 0.18
Gross proceeds from private placement	$ 656,840
Warrant purchase price per share	$ 0.36
Term of warrant	3 years